Capital and Reserves - Other Comprehensive Income Accumulated in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other Comprehensive Income (Loss) Accumulated in Reserves [Roll Forward]
Beginning balance	$ 1,675	$ (1,904)		$ 7,789
Foreign operations – foreign currency translation differences	(1,702)	3,579	[1]	(9,693)	[1]
Ending balance	$ (27)	$ 1,675		$ (1,904)

[1]	Restated to reflect reclassification of certain expense items described in Note 2.